Basis of consolidation and Presentation - Summary of Company's Main Operating Subsidiaries (Parenthetical) (Detail)	1 Months Ended
Jan. 31, 2022
Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of non-controlling interest acquired	16.00%